Equity Compensation Plans - Summary of Stock Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, beginning balance (in shares)	369,000	414,865
Cancelled (shares)	(33,000)	(46,398)
Outstanding, ending balance (in shares)	1,031,000	369,000	414,865
Vested and expected to vest, end of period (shares)		355,559
Exercisable, end of period (shares)		293,296	228,392
Weighted Average Exercise Price
Outstanding, beginning balance (in usd per share)	$ 17.37	$ 17.23
Cancelled (USD per share)	2.40	16.08
Outstanding, ending balance (in usd per share)	$ 7.56	17.37	$ 17.23
Vested and expected to vest stock, end of period (USD per share)		17.61
Exercisable, end of period (USD per share)		$ 18.91
Weighted Average Remaining Contractual Life (in years)
Outstanding (in years)		6 years 8 months 6 days	7 years 6 months 20 days
Weighted Average Remaining Contractual Life (in years) of vested and expected to vest stock options		6 years 8 months 6 days
Weighted Average Remaining Contractual Life (in years) of exercisable stock options		6 years 4 months 12 days
Total Aggregate Intrinsic Value
Total aggregate intrinsic value shares outstanding		$ 0	$ 0
Total aggregate intrinsic value of vested or expected to vest stock options		0
Total aggregate intrinsic value of exercisable stock options		$ 0